Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000124329 | 912797MU8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124329 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124329 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124329 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124329 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124329 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | 28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124329 | 92564RAG0 | VICI Properties, L.P. / VICI Note Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124329 | 98885NAL7 | Zais Matrix CDO I, D1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124329 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124329 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124329 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124329 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124329 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000124329 | CLO
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000124329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000124329 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.30%
C000124329 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.70%
C000124329 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.70%
C000124329 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000124329 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124329 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	10.20%
C000124329 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124331 | 912797MU8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124331 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124331 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124331 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124331 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124331 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | 28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124331 | 92564RAG0 | VICI Properties, L.P. / VICI Note Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124331 | 98885NAL7 | Zais Matrix CDO I, D1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124331 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124331 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124331 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124331 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000124331 | CLO
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000124331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000124331 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.30%
C000124331 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.70%
C000124331 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.70%
C000124331 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000124331 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124331 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	10.20%
C000124331 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124332 | 912797MU8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124332 | 31959XAA1 | First Citizens BancShares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124332 | 92917AAG1 | Voya CLO Ltd., C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124332 | 315916783 | Fidelity Advisor Floating Rate High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124332 | BL4609857 | Aramark Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000124332 | 26829CBB2 | Man GLG US CLO, BR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | 922031760 | Vanguard High-Yield Corporate Fund, Admiral Class
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | 28504KAA5 | Electricite de France S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124332 | 92564RAG0 | VICI Properties, L.P. / VICI Note Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000124332 | 98885NAL7 | Zais Matrix CDO I, D1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000124332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124332 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000124332 | ABS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000124332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000124332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000124332 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000124332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124332 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000124332 | CMO
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000124332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000124332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000124332 | CLO
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000124332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000124332 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.30%
C000124332 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	6.70%
C000124332 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	49.70%
C000124332 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	3.60%
C000124332 | InvestmentType_Preferred Stock
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124332 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	10.20%
C000124332 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	3.50%